UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Annual Report November 30, 2009

EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
•	A tale of two very different markets defined the 12-month period ending November 30, 2009. During the first three months of this extraordinary period, the Standard & Poor’s 500 Index (S&P 500) was in sharp decline, as many investors fled the equity asset class amid fears of a possible collapse of the world financial system in the aftermath of the Lehman Brothers bankruptcy and the government bailout of American International Group (AIG).

   Walter A. Row III, CFA
Eaton Vance Management
    Co-Portfolio Manager

  Michael A. Allison, CFA
Eaton Vance Management
   Co-Portfolio Manager
•	Toward the end of the first calendar quarter of 2009, however, market sentiment began to shift. Investors generally grew more optimistic about the prospects for massive government efforts worldwide to restore liquidity to the credit markets and rekindle global economic growth. The equity market bottomed in early March and bounced sharply higher over the remainder of the period, with only occasional brief pauses along its upward trajectory.

•	A successful conclusion to the federal government’s stress testing of the largest U.S. banks helped move the market into positive territory by the midpoint of the past 12 months. For the full 12 months ending November 30, 2009, the S&P 500 gained slightly better than 25%, initially led higher by many of the stocks whose valuations and price-to-earnings ratios had been beaten down so severely during the first half of the period.

•	By period end, all 10 of the S&P 500’s market sectors had put up positive returns, buoyed by corporate earnings improvements across many areas of the U.S. and world economies. The information technology, materials and consumer discretionary sectors were the strongest contributors to the S&P 500’s overall return, each of them posting solid double-digit gains for the past 12 months. The financials sector — the biggest detractor as recently ago as the fall of 2008 — snapped back and advanced just over 18% for the one-year period. More anemic results were reported in the utilities and telecommunication services sectors, each managing only single-digit gains.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Against this improving backdrop, the Fund posted a high single-digit return for the 12-month period ending November 30, 2009, a positive result but well behind the broader market, as represented by the S&P 500. The Fund’s structure is designed to help limit its exposure to the volatility of the market, which can be beneficial during periods of market weakness but detract during periods of market strength. Management believes that, over time, a strategy of owning a diversified portfolio of common stocks, augmented by a program of writing (selling) index call options and purchasing index put options can provide an attractive risk-return profile during a variety of conditions in the equity market.

         Ken Everding, PhD
Parametric Risk Advisors LLC
       Co-Portfolio Manager

         Jonathan Orseck
Parametric Risk Advisors LLC
       Co-Portfolio Manager
Total Return Performance

11/30/08 - 11/30/09

Class A2	9.06%
Class C2	8.20
Class I2	9.37
S&P 500 Index[1]	25.38
CBOE S&P 500 BuyWrite Index[1]	27.63
Lipper Equity Market Neutral Funds Average[1]	6.49
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
•	Within its actively managed equity portfolio, the Fund maintained its emphasis on investing in high-quality, large-cap stocks. During the first half of the 12-month period when the market rally was led by lower-quality stocks, the Fund’s bias toward higher-quality issues held back its results versus the broader market. Yet as the rally extended into the second half of the period, its momentum generally lifted stocks across the board. For the full 12 months, the Fund came up short of the S&P 500 return due to underweighted allocations to financials and health care, both of which performed well during the period. Stock selection in the consumer discretionary sector also detracted from the Fund’s results versus the S&P 500. Conversely, the Fund’s relative return was bolstered by favorable sector and security selection within industrials, consumer staples and materials.

•	As the direction of the equity market moved decidedly positive during the one-year period, volatility declined from the extremely elevated levels seen in late 2008. This decline resulted in some losses in the options portfolio, which also detracted from the Fund’s performance versus the S&P 500. The Fund’s multifaceted option strategy comprises: (1) writing index calls slightly out-of-the-money on all or a portion of the Fund’s portfolio value, which can generate premiums and allow for participation in rising markets; (2) buying index puts on all or a portion of the portfolio value, which management believes offers a degree of protection in declining markets; and (3) selectively writing equity puts from time to time on individual stocks management believes are undervalued.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Fund Composition
Top 10 Holdings1
By total investments

Apple, Inc.	2.7%
Microsoft Corp.	2.5
JPMorgan Chase & Co.	2.4
Exxon Mobil Corp.	2.4
General Electric Co.	2.2
Chevron Corp.	2.1
Colgate-Palmolive Co.	2.0
International Business Machines Corp.	2.0
Goldman Sachs Group, Inc.	2.0
Cisco Systems, Inc.	1.9

[1]	Top 10 Holdings represented 22.2% of the Fund’s total investments as of 11/30/09. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 11/30/09. Excludes cash equivalents.
Common Stock Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/09. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 11/30/09. Excludes cash equivalents.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks, and the CBOE S&P 500 BuyWrite Index, a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P 500 Index and the CBOE S&P 500 BuyWrite Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

*	Source: Lipper Inc., Morningstar Direct. Class A of the Fund commenced investment operations on 2/29/08.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $10,046 and $10,229, respectively, on 11/30/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX

Average Annual Total Returns (at net asset value)
One Year	9.06%	8.20%	9.37%
Life of Fund†	0.56	-0.19	0.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.78%	7.27%	9.37%
Life of Fund†	-2.78	-0.19	0.84

†	Inception Dates — Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	6.42%	7.17%	6.17%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/09, as supplemented. Net Expense Ratio reflects an expense reimbursement that continues through March 31, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 – November 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/1/09)	(11/30/09)	(6/1/09 – 11/30/09)

Actual
Class A	$1,000.00	$1,082.50	$7.83	**
Class C	$1,000.00	$1,078.70	$11.72	**
Class I	$1,000.00	$1,084.80	$6.53	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.59	**
Class C	$1,000.00	$1,013.80	$11.36	**
Class I	$1,000.00	$1,018.80	$6.33	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2009.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Common Stocks — 85.8%

Security	Shares	Value

Aerospace & Defense — 1.5%

General Dynamics Corp.	20,618	$1,358,726
Lockheed Martin Corp.	11,413	881,426

		$2,240,152

Air Freight & Logistics — 0.6%

FedEx Corp.	10,581	$893,565

		$893,565

Beverages — 1.8%

Coca-Cola Co. (The)	12,234	$699,785
PepsiCo, Inc.	31,715	1,973,307

		$2,673,092

Biotechnology — 1.3%

Amgen, Inc.(1)	26,947	$1,518,463
Celgene Corp.(1)	9,255	513,190

		$2,031,653

Capital Markets — 2.9%

Goldman Sachs Group, Inc.	15,850	$2,689,111
Northern Trust Corp.	18,772	929,214
State Street Corp.	17,296	714,325

		$4,332,650

Chemicals — 0.3%

Monsanto Co.	6,560	$529,720

		$529,720

Commercial Banks — 2.4%

PNC Financial Services Group, Inc.	15,708	$895,513
U.S. Bancorp	31,575	761,905
Wells Fargo & Co.	72,876	2,043,443

		$3,700,861

Commercial Services & Supplies — 0.9%

Waste Management, Inc.	41,241	$1,354,354

		$1,354,354

Communications Equipment — 2.4%

Cisco Systems, Inc.(1)	112,407	$2,630,324
QUALCOMM, Inc.	23,315	1,049,175

		$3,679,499

Computers & Peripherals — 5.5%

Apple, Inc.(1)	18,168	$3,631,965
Hewlett-Packard Co.	40,722	1,997,821
International Business Machines Corp.	21,290	2,689,992

		$8,319,778

Consumer Finance — 1.1%

American Express Co.	18,394	$769,421
Capital One Financial Corp.	23,980	919,873

		$1,689,294

Diversified Financial Services — 3.6%

Bank of America Corp.	135,906	$2,154,110
JPMorgan Chase & Co.	77,190	3,279,803

		$5,433,913

Diversified Telecommunication Services — 1.9%

AT&T, Inc.	66,056	$1,779,548
Verizon Communications, Inc.	36,417	1,145,679

		$2,925,227

Electric Utilities — 1.4%

American Electric Power Co., Inc.	27,108	$872,607
FirstEnergy Corp.	27,742	1,195,125

		$2,067,732

Electrical Equipment — 0.9%

Emerson Electric Co.	34,493	$1,428,355

		$1,428,355

Electronic Equipment, Instruments & Components — 1.0%

Corning, Inc.	88,406	$1,474,612

		$1,474,612

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Energy Equipment & Services — 1.1%

Diamond Offshore Drilling, Inc.	10,319	$1,027,153
Schlumberger, Ltd.	9,639	615,836

		$1,642,989

Food & Staples Retailing — 1.8%

CVS Caremark Corp.	29,456	$913,430
Wal-Mart Stores, Inc.	32,307	1,762,347

		$2,675,777

Food Products — 1.8%

Kellogg Co.	12,615	$663,297
Nestle SA	44,052	2,082,741

		$2,746,038

Health Care Equipment & Supplies — 2.8%

Baxter International, Inc.	24,438	$1,333,093
Boston Scientific Corp.(1)	89,685	750,664
Covidien PLC	30,895	1,446,504
Zimmer Holdings, Inc.(1)	12,414	734,536

		$4,264,797

Health Care Providers & Services — 0.5%

Fresenius Medical Care AG & Co. KGaA ADR	14,212	$754,657

		$754,657

Hotels, Restaurants & Leisure — 1.5%

Carnival Corp.(1)	21,811	$698,607
McDonald’s Corp.	24,181	1,529,448

		$2,228,055

Household Products — 3.2%

Colgate-Palmolive Co.	32,296	$2,719,000
Procter & Gamble Co.	33,908	2,114,164

		$4,833,164

Industrial Conglomerates — 2.0%

General Electric Co.	186,820	$2,992,856

		$2,992,856

Insurance — 1.5%

MetLife, Inc.	23,086	$789,310
Prudential Financial, Inc.	28,455	1,418,482

		$2,207,792

Internet & Catalog Retail — 1.1%

Amazon.com, Inc.(1)	12,612	$1,714,097

		$1,714,097

Internet Software & Services — 1.6%

Google, Inc., Class A(1)	4,185	$2,439,855

		$2,439,855

IT Services — 1.5%

MasterCard, Inc., Class A	5,441	$1,310,519
Western Union Co.	52,686	972,057

		$2,282,576

Machinery — 2.9%

Danaher Corp.	17,988	$1,275,709
Deere & Co.	21,791	1,166,036
Illinois Tool Works, Inc.	24,187	1,176,456
PACCAR, Inc.	20,482	759,473

		$4,377,674

Media — 0.5%

Walt Disney Co. (The)	23,760	$718,027

		$718,027

Metals & Mining — 2.8%

BHP Billiton, Ltd. ADR	9,701	$730,485
Freeport-McMoRan Copper & Gold, Inc.(1)	8,882	735,430
Goldcorp, Inc.	54,230	2,277,660
United States Steel Corp.	12,103	540,520

		$4,284,095

Multi-Utilities — 1.0%

PG&E Corp.	18,744	$793,621
Public Service Enterprise Group, Inc.	25,298	793,345

		$1,586,966

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Multiline Retail — 0.7%

Target Corp.	21,676	$1,009,235

		$1,009,235

Oil, Gas & Consumable Fuels — 8.7%

Anadarko Petroleum Corp.	30,352	$1,806,855
Chevron Corp.	35,507	2,770,966
Exxon Mobil Corp.	43,196	3,242,724
Hess Corp.	26,244	1,521,102
Occidental Petroleum Corp.	19,765	1,596,814
Total SA ADR	22,554	1,402,633
XTO Energy, Inc.	20,192	856,949

		$13,198,043

Personal Products — 0.5%

Avon Products, Inc.	21,523	$737,163

		$737,163

Pharmaceuticals — 6.1%

Abbott Laboratories	33,121	$1,804,763
Bristol-Myers Squibb Co.	48,335	1,223,359
Johnson & Johnson	24,990	1,570,372
Merck & Co., Inc.	39,127	1,416,789
Pfizer, Inc.	130,852	2,377,581
Teva Pharmaceutical Industries, Ltd. ADR	16,255	858,101

		$9,250,965

Real Estate Investment Trusts (REITs) — 0.5%

AvalonBay Communities, Inc.	5,280	$381,427
Boston Properties, Inc.	6,715	449,771

		$831,198

Road & Rail — 0.8%

CSX Corp.	25,140	$1,193,647

		$1,193,647

Semiconductors & Semiconductor Equipment — 2.2%

ASML Holding NV	41,280	$1,279,267
Intel Corp.	52,290	1,003,968
NVIDIA Corp.(1)	81,678	1,066,715

		$3,349,950

Software — 3.2%

Microsoft Corp.	115,348	$3,392,385
Oracle Corp.	68,069	1,502,963

		$4,895,348

Specialty Retail — 3.8%

Best Buy Co., Inc.	31,658	$1,355,912
Gap, Inc. (The)	30,904	661,964
Home Depot, Inc.	56,786	1,553,665
Staples, Inc.	54,220	1,264,411
TJX Companies, Inc. (The)	25,463	977,270

		$5,813,222

Textiles, Apparel & Luxury Goods — 0.9%

NIKE, Inc., Class B	20,920	$1,357,499

		$1,357,499

Tobacco — 0.8%

Philip Morris International, Inc.	25,215	$1,212,589

		$1,212,589

Wireless Telecommunication Services — 0.5%

American Tower Corp., Class A(1)	17,287	$707,384

		$707,384

Total Common Stocks
(identified cost $114,893,938)		$130,080,115

Put Options Purchased — 3.5%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	16	$900	3/20/10	$19,200
S&P 500 Index	40	925	3/20/10	63,200
S&P 500 Index	75	950	3/20/10	146,250
S&P 500 Index	74	975	3/20/10	173,900
S&P 500 Index	35	1,000	3/20/10	99,750
S&P 500 Index	74	1,025	3/20/10	244,200
S&P 500 Index	290	1,050	3/20/10	1,194,800
S&P 500 Index	107	1,025	6/19/10	609,900

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	329	$1,050	6/19/10	$2,230,620
S&P 500 Index	76	1,075	6/19/10	586,720

Total Put Options Purchased
(identified cost $8,150,088)				$5,368,540

Total Investments — 89.3%

(identified cost $123,044,026)
				$135,448,655

Covered Call Options Written — (0.8)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

S&P 500 Index	369	$1,095	12/19/09	$(701,100)
S&P 500 Index	28	1,100	12/19/09	(44,800)
S&P 500 Index	32	1,105	12/19/09	(46,496)
S&P 500 Index	200	1,110	12/19/09	(234,000)
S&P 500 Index	234	1,115	12/19/09	(231,660)

Total Covered Call Options Written
(premiums received $1,599,469)				$(1,258,056)

Other Assets, Less Liabilities — 11.5%				$17,402,591

Net Assets — 100.0%				$151,593,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2009

Assets

Investments, at value (identified cost, $123,044,026)	$135,448,655
Cash	2,831,512
Dividends receivable	280,115
Receivable for investments sold	23,740
Receivable for Fund shares sold	14,991,537
Tax reclaims receivable	6,487
Receivable from affiliates	29,684

Total assets	$153,611,730

Liabilities

Written options outstanding, at value (premiums received, $1,599,469)	$1,258,056
Payable for investments purchased	196,660
Payable for Fund shares redeemed	303,216
Payable to affiliates:
Investment adviser fee	96,375
Administration fee	15,507
Distribution and service fees	38,454
Trustees’ fees	443
Accrued expenses	109,829

Total liabilities	$2,018,540

Net Assets	$151,593,190

Sources of Net Assets

Paid-in capital	$145,152,749
Accumulated net realized loss	(6,306,280)
Net unrealized appreciation	12,746,721

Total	$151,593,190

Class A Shares

Net Assets	$96,501,261
Shares Outstanding	11,767,150
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.70

Class C Shares

Net Assets	$30,218,829
Shares Outstanding	3,704,075
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.16

Class I Shares

Net Assets	$24,873,100
Shares Outstanding	3,027,211
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
November 30, 2009

Investment Income

Dividends (net of foreign taxes, $19,961)	$1,076,692
Interest	34

Total investment income	$1,076,726

Expenses

Investment adviser fee	$479,035
Administration fee	79,284
Distribution and service fees
Class A	81,631
Class C	101,314
Trustees’ fees and expenses	2,105
Custodian fee	173,311
Transfer and dividend disbursing agent fees	55,827
Legal and accounting services	39,244
Printing and postage	34,875
Registration fees	49,138
Miscellaneous	12,761

Total expenses	$1,108,525

Deduct —
Reduction of custodian fee	$18
Allocation of expenses to affiliates	259,710

Total expense reductions	$259,728

Net expenses	$848,797

Net investment income	$227,929

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,243,523)
Written options	(2,366,614)
Foreign currency transactions	2,377

Net realized loss	$(5,607,760)

Change in unrealized appreciation (depreciation) —
Investments	$12,765,324
Written options	365,560
Foreign currency	657

Net change in unrealized appreciation (depreciation)	$13,131,541

Net realized and unrealized gain	$7,523,781

Net increase in net assets from operations	$7,751,710

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Period Ended
in Net Assets	November 30, 2009	November 30, 2008(1)

From operations —
Net investment income	$227,929	$14,603
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(5,607,760)	86,791
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	13,131,541	(384,820)

Net increase (decrease) in net assets from operations	$7,751,710	$(283,426)

Distributions to shareholders —
From net investment income
Class A	$(142,185)	$(17,145)
Class C	(42,380)	(7,975)
Class I	(45,662)	(152,646)
From net realized gain
Class A	(209,659)	—
Class C	(54,751)	—
Class I	(355,440)	—
Tax return of capital
Class A	(2,883,229)	—
Class C	(859,334)	—
Class I	(927,258)	—

Total distributions to shareholders	$(5,519,898)	$(177,766)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$106,138,888	$1,082,535
Class C	29,490,725	588,355
Class I	24,627,145	4,373,639
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,537,104	16,127
Class C	599,103	6,233
Class I	720,966	59,844
Cost of shares redeemed
Class A	(14,811,273)	(36,720)
Class C	(951,832)	(52,830)
Class I	(4,331,700)	(233,739)

Net increase in net assets from Fund share transactions	$144,019,126	$5,803,444

Net increase in net assets	$146,250,938	$5,342,252

	Year Ended	Period Ended
Net Assets	November 30, 2009	November 30, 2008(1)

At beginning of period	$5,342,252	$—

At end of period	$151,593,190	$5,342,252

Accumulated undistributed net investment income included in net assets

At end of period	$—	$93

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended	Period Ended
	November 30, 2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.830	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.042	$0.017
Net realized and unrealized gain (loss)	0.660	(0.737)

Total income (loss) from operations	$0.702	$(0.720)

Less Distributions

From net investment income	$(0.028)	$(0.450)
From net realized gain	(0.732)	—
Tax return of capital	(0.572)	—

Total distributions	$(1.332)	$(0.450)

Net asset value — End of period	$8.200	$8.830

Total Return(3)	9.06%	(7.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$96,501	$1,027
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50%	1.50	%(7)
Net investment income	0.53%	0.25	%(7)
Portfolio Turnover	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.49% and 4.92% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Year Ended	Period Ended
	November 30, 2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.810	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.021)	$(0.031)
Net realized and unrealized gain (loss)	0.665	(0.749)

Total income (loss) from operations	$0.644	$(0.780)

Less Distributions

From net investment income	$(0.026)	$(0.410)
From net realized gain	(0.732)	—
Tax return of capital	(0.536)	—

Total distributions	$(1.294)	$(0.410)

Net asset value — End of period	$8.160	$8.810

Total Return(3)	8.20%	(7.89	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,219	$511
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.25%	2.25	%(7)
Net investment loss	(0.26)%	(0.45	)%(7)
Portfolio Turnover	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.49% and 4.92% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended	Period Ended
	November 30, 2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.064	$0.045
Net realized and unrealized gain (loss)	0.662	(0.746)

Total income (loss) from operations	$0.726	$(0.701)

Less Distributions

From net investment income	$(0.029)	$(0.459)
From net realized gain	(0.732)	—
Tax return of capital	(0.585)	—

Total distributions	$(1.346)	$(0.459)

Net asset value — End of period	$8.220	$8.840

Total Return(3)	9.37%	(7.22	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,873	$3,804
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25%	1.25	%(7)
Net investment income	0.79%	0.61	%(7)
Portfolio Turnover	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.49% and 4.92% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing index call options and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $6,690,894 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2017.

Additionally, at November 30, 2009, the Fund had a net capital loss of $1,805,835 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending November 30, 2010.

As of November 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008 was as follows:

	Year Ended	Period Ended
	November 30, 2009	November 30, 2008

Distributions declared from:
Ordinary income	$301,303	$177,766
Long-term capital gains	$548,774	$—
Tax return of capital	$4,669,821	$—

During the year ended November 30, 2009, accumulated net realized loss was increased by $2,205 and accumulated distributions in excess of net investment income was decreased by $2,205 due to differences between book and tax accounting, primarily for distributions from real estate investment trusts and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(8,496,729)
Net unrealized appreciation	$14,937,170

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and purchased and written options contracts.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the year ended November 30, 2009, the investment adviser fee amounted to $479,035 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2010. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $259,710 in total of the Fund’s operating expenses for the year ended November 30, 2009. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended November 30, 2009, the administration fee amounted to $79,284.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended November 30, 2009, EVM earned $1,796 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $110,445 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2009. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2009 amounted to $81,631 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended November 30, 2009, the Fund paid or accrued to EVD $76,056 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At November 30, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $1,626,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended November 30, 2009 amounted to $25,258 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended November 30, 2009, the Fund was informed that EVD received approximately $2,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $132,148,173 and $23,007,193, respectively, for the year ended November 30, 2009.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended	Period Ended
Class A	November 30, 2009	November 30, 2008(1)

Sales	13,164,172	118,567
Issued to shareholders electing to receive payments of distributions in Fund shares	316,606	1,813
Redemptions	(1,829,934)	(4,074)

Net increase	11,650,844	116,306

	Year Ended	Period Ended
Class C	November 30, 2009	November 30, 2008(1)

Sales	3,689,783	63,448
Issued to shareholders electing to receive payments of distributions in Fund shares	74,919	714
Redemptions	(118,640)	(6,149)

Net increase	3,646,062	58,013

	Year Ended	Period Ended
Class I	November 30, 2009	November 30, 2008(1)

Sales	3,044,864	450,572
Issued to shareholders electing to receive payments of distributions in Fund shares	89,799	6,103
Redemptions	(537,840)	(26,287)

Net increase	2,596,823	430,388

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,512,164

Gross unrealized appreciation	$15,171,169
Gross unrealized depreciation	(234,678)

Net unrealized appreciation	$14,936,491

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at November 30, 2009 is included in the Portfolio of Investments.

Written call options activity for the year ended November 30, 2009 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	19	$77,588
Options written	5,135	9,875,552
Options terminated in closing purchase transactions	(3,457)	(6,684,253)
Options expired	(834)	(1,669,418)

Outstanding, end of year	863	$1,599,469

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective December 1, 2008. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 30, 2009 was as follows:

	Fair Value

Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Purchased Options	$5,368,540	$—
Written Options	—	1,258,056

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended November 30, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Purchased Options	$(4,351,987)	$(3,318,774)
Written Options	(2,366,614)	365,560

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Net realized gain (loss) – Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Change in unrealized appreciation (depreciation) – Written options, respectively.

The average number of purchased options contracts outstanding during the year ended November 30, 2009, which is indicative of the volume of this derivative type, was 467.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2009.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$12,840,135	$—		$—	$12,840,135
Consumer Staples	12,795,082	2,082,741		—	14,877,823
Energy	14,841,032	—		—	14,841,032
Financials	18,195,708	—		—	18,195,708
Health Care	16,302,072	—		—	16,302,072
Industrials	14,480,603	—		—	14,480,603
Information Technology	26,441,618	—		—	26,441,618
Materials	4,813,815	—		—	4,813,815
Telecommunication Services	3,632,611	—		—	3,632,611
Utilities	3,654,698	—		—	3,654,698

Total Common Stocks	$127,997,374	$2,082,741	*	$—	$130,080,115

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Put Options Purchased	$5,368,540	$—	$—	$5,368,540

Total Investments	$133,365,914	$2,082,741	$—	$135,448,655

Liability Description

Covered Call Options Written	$(1,258,056)	$—	$—	$(1,258,056)

Total	$(1,258,056)	$—	$—	$(1,258,056)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the year ended November 30, 2009, events and transactions subsequent to November 30, 2009 through January 15, 2010, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Risk-Managed Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009, the results of its operations for the year then ended, and the change in its net assets and the financial highlights for the year then ended and the period from the start of business, February 29, 2008 to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 15, 2010

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gain dividends.

Qualified Dividend Income. The Fund designates $1,060,272, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2009 ordinary income dividends, 98.80% qualifies for the corporate dividends received deduction.

Capital Gain Dividends. The Fund designates $551,267 as a capital gain dividend.

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into consideration the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser, Sub-adviser and their respective affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (February 2008) through September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the period since inception through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM and BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Michael A. Allison 10/26/64	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 22 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President	Since 2006	Vice President of EVM and BMR since January, 2005. Previously, Director-Real Estate Equities and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004). Officer of 15 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 16 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 20 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 16 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Officer of 16 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President	Since 2006	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 23 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Risk-Managed Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3243-1/10	RMEOSRC

Eaton Vance
Investment Managers

Annual Report November 30, 2009

EATON VANCE ENHANCED EQUITY OPTION INCOME FUND

Eaton Vance Investment Managers Eaton Vance Enhanced Equity Option Income Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
  Walter A. Row III, CFA
Eaton Vance Management
   Co-Portfolio Manager
  Michael A. Allison, CFA
Eaton Vance Management
   Co-Portfolio Manager
Economic and Market Conditions
•	A tale of two very different markets defined the 12-month period ending November 30, 2009. During the first three months of this extraordinary period, the Standard & Poor’s 500 Index (S&P 500) was in sharp decline, as many investors fled the equity asset class amid fears of a possible collapse of the world financial system in the aftermath of the Lehman Brothers bankruptcy and the government bailout of American International Group (AIG).
•	Toward the end of the first calendar quarter of 2009, however, market sentiment began to shift. Investors generally grew more optimistic about the prospects for massive government efforts worldwide to restore liquidity to the credit markets and rekindle global economic growth. The equity market bottomed in early March and bounced sharply higher over the remainder of the period, with only occasional brief pauses along its upward trajectory.
•	A successful conclusion to the federal government’s stress testing of the largest U.S. banks helped move the market into positive territory by the midpoint of the past 12 months. For the full 12 months ending November 30, 2009, the S&P 500 gained slightly better than 25%, initially led higher by many of the stocks whose valuations and price-to-earnings ratios had been beaten down so severely during the first half of the period.
•	By period end, all 10 of the S&P 500’s market sectors had put up positive returns, buoyed by corporate earnings improvements across many areas of the U.S. and world economies. The information technology, materials and consumer discretionary sectors were the strongest contributors to the S&P 500’s overall return, each of them posting solid double-digit gains for the past 12 months. The financials sector — the biggest detractor as recently ago as the fall of 2008 — snapped back and advanced just over 18% for the one-year period. More anemic results were reported in the utilities and telecommunication services sectors, each managing only single-digit gains.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
          Ken Everding, PhD
Parametric Risk Advisors LLC
       Co-Portfolio Manager
          Jonathan Orseck
Parametric Risk Advisors LLC
      Co-Portfolio Manager
Management Discussion
•	Against this improving backdrop, the Fund posted a double-digit return for the 12-month period ending November 30, 2009, but under-performed the broader market, as represented by the S&P 500. The primary driver of the Fund’s total return was the performance of the stocks in its underlying equity portfolio. Within its actively managed equity portfolio, the Fund maintained its emphasis on investing in high-quality, large-cap stocks. During the first half of the 12-month period when the market rally was led by lower-quality stocks, the Fund’s bias toward higher-quality issues held back its results versus the broader market. Yet as the rally extended into the second half of the period, its momentum generally lifted stocks across the board.
Total Return Performance
11/30/08 — 11/30/09

Class A2	18.67%
Class C2	17.95
Class I2	19.05
S&P 500 Index[1]	25.38
Lipper Equity Income Funds Average[1]	23.06
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
•	For the full 12 months, the Fund came up short of the S&P 500’s return due to its early-in-the-period underweighting in financials, which performed well, as well as inopportune security selection in health care and a moderate cash position during the first half of the period, which underperformed during a rising market environment. Conversely, the Fund’s relative return was bolstered by favorable security selection and an underweighting within industrials, as well as by being underexposed to the relatively weak utilities sector.
•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the Fund engages in a flexible, opportunistic individual stock option writing program. This program is generally designed to augment portfolio returns without materially detracting from the performance of the stock portfolio; however, during periods when the broad market advances sharply — as it did for most of the 12 months ending November 30, 2009 — it can be difficult for a portfolio with such an option program to keep pace with the market. The Fund’s program employs a strategy of writing covered call options on a portion of its stock holdings, which, in essence, sells a certain amount of the upside performance to the buyer of the call option. The Fund may also write put options on stocks that management believes are undervalued and, under certain circumstances, management may purchase put options on the S&P 500 (or another broad-based index) and on individual stocks. For the 12-month period ending November 30, 2009, the Fund’s option component detracted from the Fund’s overall performance.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Fund Composition
Top 10 Holdings1

By total investments

Apple, Inc.	3.1%
Microsoft Corp.	2.6
JPMorgan Chase & Co.	2.6
Chevron Corp.	2.2
Goldman Sachs Group, Inc.	2.1
Exxon Mobil Corp.	2.1
Procter & Gamble Co.	2.0
International Business Machines Corp.	2.0
Cisco Systems, Inc.	2.0
Goldcorp, Inc.	2.0

[1]	Top 10 Holdings represented 22.7% of the Fund’s total investments as of 11/30/09. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 11/30/09. Excludes cash equivalents.
Sector Weightings2

By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/09. The Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 11/30/09. Excludes cash equivalents.

2

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

*	Source: Lipper Inc. Class A of the Fund commenced investment operations on 2/29/08.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $8,425 and $8,561, respectively, on 11/30/09. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EEEAX	EEECX	EEEIX

Average Annual Total Returns (at net asset value)
One Year	18.67%	17.95%	19.05%
Life of Fund†	-9.13	-9.73	-8.90

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	11.88%	16.95%	19.05%
Life of Fund†	-12.14	-9.73	-8.90

†	Inception Dates — Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	10.40%	11.15%	10.15%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/09, as supplemented. Net Expense Ratio reflects an expense reimbursement that continues through March 31, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 – November 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/1/09)	(11/30/09)	(6/1/09 – 11/30/09)

Actual
Class A	$1,000.00	$1,172.90	$8.17	**
Class C	$1,000.00	$1,169.90	$12.24	**
Class I	$1,000.00	$1,175.70	$6.82	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.59	**
Class C	$1,000.00	$1,013.80	$11.36	**
Class I	$1,000.00	$1,018.80	$6.33	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2009.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.1%(1)

Security	Shares	Value

Aerospace & Defense — 1.8%

General Dynamics Corp.	870	$57,333
Lockheed Martin Corp.	595	45,952

		$103,285

Air Freight & Logistics — 0.7%

FedEx Corp.	474	$40,029

		$40,029

Beverages — 2.0%

Coca-Cola Co. (The)	524	$29,973
PepsiCo, Inc.	1,398	86,983

		$116,956

Biotechnology — 1.6%

Amgen, Inc.(2)	1,138	$64,126
Celgene Corp.(2)	484	26,838

		$90,964

Capital Markets — 3.2%

Goldman Sachs Group, Inc.	691	$117,235
Northern Trust Corp.	871	43,115
State Street Corp.	717	29,612

		$189,962

Chemicals — 0.4%

Monsanto Co.	323	$26,082

		$26,082

Commercial Banks — 2.8%

PNC Financial Services Group, Inc.	658	$37,513
U.S. Bancorp	1,371	33,082
Wells Fargo & Co.	3,259	91,382

		$161,977

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	1,790	$58,784

		$58,784

Communications Equipment — 2.6%

Cisco Systems, Inc.(2)	4,747	$111,080
QUALCOMM, Inc.	967	43,515

		$154,595

Computers & Peripherals — 6.3%

Apple, Inc.(2)	865	$172,922
Hewlett-Packard Co.	1,720	84,383
International Business Machines Corp.	899	113,589

		$370,894

Consumer Finance — 1.3%

American Express Co.	793	$33,171
Capital One Financial Corp.	1,074	41,199

		$74,370

Diversified Financial Services — 4.1%

Bank of America Corp.	6,262	$99,253
JPMorgan Chase & Co.	3,376	143,446

		$242,699

Diversified Telecommunication Services — 2.0%

AT&T, Inc.	3,040	$81,897
Verizon Communications, Inc.	1,156	36,368

		$118,265

Electric Utilities — 1.2%

American Electric Power Co., Inc.	1,180	$37,984
FirstEnergy Corp.	791	34,076

		$72,060

Electrical Equipment — 1.0%

Emerson Electric Co.	1,406	$58,222

		$58,222

Electronic Equipment, Instruments & Components — 1.1%

Corning, Inc.	3,734	$62,283

		$62,283

See notes to financial statements

5

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Energy Equipment & Services — 1.5%

Diamond Offshore Drilling, Inc.	444	$44,196
Schlumberger, Ltd.	674	43,062

		$87,258

Food & Staples Retailing — 2.3%

CVS Caremark Corp.	1,321	$40,964
Wal-Mart Stores, Inc.	1,667	90,935

		$131,899

Food Products — 1.6%

Kellogg Co.	533	$28,025
Nestle SA	1,339	63,307

		$91,332

Health Care Equipment & Supplies — 3.1%

Baxter International, Inc.	886	$48,331
Boston Scientific Corp.(2)	3,742	31,321
Covidien PLC	1,439	67,374
Zimmer Holdings, Inc.(2)	564	33,372

		$180,398

Health Care Providers & Services — 0.5%

Fresenius Medical Care AG & Co. KGaA ADR	574	$30,479

		$30,479

Hotels, Restaurants & Leisure — 0.6%

Carnival Corp.(2)	968	$31,005
McDonald’s Corp.	84	5,313

		$36,318

Household Products — 3.8%

Colgate-Palmolive Co.	1,282	$107,932
Procter & Gamble Co.	1,824	113,726

		$221,658

Industrial Conglomerates — 1.8%

General Electric Co.	6,688	$107,142

		$107,142

Insurance — 1.8%

MetLife, Inc.	1,221	$41,746
Prudential Financial, Inc.	1,248	62,213

		$103,959

Internet & Catalog Retail — 1.3%

Amazon.com, Inc.(2)	555	$75,430

		$75,430

Internet Software & Services — 1.7%

Google, Inc., Class A(2)	175	$102,025

		$102,025

IT Services — 1.8%

MasterCard, Inc., Class A	266	$64,069
Western Union Co.	2,201	40,608

		$104,677

Machinery — 3.2%

Danaher Corp.	711	$50,424
Deere & Co.	810	43,343
Illinois Tool Works, Inc.	1,275	62,016
PACCAR, Inc.	865	32,074

		$187,857

Media — 0.5%

Walt Disney Co. (The)	1,049	$31,701

		$31,701

Metals & Mining — 3.4%

BHP Billiton, Ltd. ADR	418	$31,475
Freeport-McMoRan Copper & Gold, Inc.(2)	383	31,713
Goldcorp, Inc.	2,608	109,536
United States Steel Corp.	542	24,206

		$196,930

Multi-Utilities — 1.5%

PG&E Corp.	832	$35,227
Public Service Enterprise Group, Inc.	1,625	50,960

		$86,187

See notes to financial statements

6

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Multiline Retail — 0.6%

Target Corp.	777	$36,177

		$36,177

Oil, Gas & Consumable Fuels — 9.6%

Anadarko Petroleum Corp.	1,505	$89,593
Chevron Corp.	1,551	121,040
Exxon Mobil Corp.	1,553	116,584
Hess Corp.	1,163	67,408
Occidental Petroleum Corp.	842	68,025
Total SA ADR	890	55,349
XTO Energy, Inc.	1,069	45,368

		$563,367

Personal Products — 0.6%

Avon Products, Inc.	976	$33,428

		$33,428

Pharmaceuticals — 6.9%

Abbott Laboratories	1,646	$89,691
Bristol-Myers Squibb Co.	2,109	53,379
Johnson & Johnson	904	56,807
Merck & Co., Inc.	1,899	68,763
Pfizer, Inc.	5,147	93,521
Teva Pharmaceutical Industries, Ltd. ADR	813	42,918

		$405,079

Real Estate Investment Trusts (REITs) — 0.6%

AvalonBay Communities, Inc.	222	$16,037
Boston Properties, Inc.	282	18,889

		$34,926

Road & Rail — 0.7%

CSX Corp.	805	$38,221

		$38,221

Semiconductors & Semiconductor Equipment — 2.4%

ASML Holding NV	1,576	$48,840
Intel Corp.	2,208	42,394
NVIDIA Corp.(2)	3,719	48,570

		$139,804

Software — 3.6%

Microsoft Corp.	4,922	$144,756
Oracle Corp.	2,880	63,590

		$208,346

Specialty Retail — 4.2%

Best Buy Co., Inc.	1,276	$54,651
Gap, Inc. (The)	1,498	32,087
Home Depot, Inc.	2,214	60,575
Staples, Inc.	2,267	52,867
TJX Companies, Inc. (The)	1,195	45,864

		$246,044

Textiles, Apparel & Luxury Goods — 1.0%

NIKE, Inc., Class B	925	$60,023

		$60,023

Tobacco — 0.9%

Philip Morris International, Inc.	1,152	$55,400

		$55,400

Wireless Telecommunication Services — 0.5%

American Tower Corp., Class A(2)	767	$31,386

		$31,386

Total Common Stocks
(identified cost $4,579,500)		$5,568,878

Total Investments — 95.1%
(identified cost $4,579,500)		$5,568,878

Covered Call Options Written — (0.7)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Abbott Laboratories	15	$55.00	12/19/09	$(900)
Amazon.com, Inc.	5	140.00	12/19/09	(1,300)
American Electric Power Co., Inc.	11	33.00	12/19/09	(220)
American Express Co.	7	44.00	12/19/09	(280)
Amgen, Inc.	10	65.00	12/19/09	(30)
Anadarko Petroleum Corp.	14	70.00	1/16/10	(840)
Apple, Inc.	8	220.00	12/19/09	(512)
ASML Holding NV	15	35.00	1/16/10	(525)
AvalonBay Communities, Inc.	2	80.00	12/19/09	(20)
Avon Products, Inc.	9	37.00	12/19/09	(90)

See notes to financial statements

7

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Bank of America Corp.	60	$17.50	1/16/10	$(2,400)
Best Buy Co., Inc.	12	45.00	12/19/09	(828)
BHP Billiton, Ltd. ADR	4	80.00	1/16/10	(812)
Boston Scientific Corp.	9	9.00	1/16/10	(180)
Bristol-Myers Squibb Co.	20	25.00	12/19/09	(1,460)
Capital One Financial Corp.	10	43.00	1/16/10	(700)
Carnival Corp.	9	35.00	1/16/10	(540)
Celgene Corp.	4	60.00	1/16/10	(396)
Chevron Corp.	15	80.00	1/16/10	(2,745)
Cisco Systems, Inc.	23	25.00	12/19/09	(138)
Cisco Systems, Inc.	23	25.00	1/16/10	(621)
Coca-Cola Co. (The)	5	57.50	12/19/09	(375)
Colgate-Palmolive Co.	12	85.00	12/19/09	(1,524)
Corning, Inc.	16	17.00	12/19/09	(480)
Covidien PLC	12	47.50	1/16/10	(1,560)
CSX Corp.	7	55.00	1/16/10	(210)
Danaher Corp.	6	75.00	12/19/09	(90)
Deere & Co.	7	55.00	1/16/10	(1,365)
Exxon Mobil Corp.	15	75.00	1/16/10	(3,510)
Freeport-McMoRan Copper & Gold, Inc.	3	90.00	1/16/10	(711)
Gap, Inc. (The)	14	26.00	12/19/09	(35)
Illinois Tool Works, Inc.	12	50.00	12/19/09	(660)
Intel Corp.	21	21.00	12/19/09	(84)
Lockheed Martin Corp.	5	80.00	1/16/10	(825)
Merck & Co., Inc.	9	36.00	12/19/09	(846)
Merck & Co., Inc.	9	37.50	1/16/10	(675)
Monsanto Co.	3	85.00	12/19/09	(201)
NIKE, Inc., Class B	8	70.00	12/19/09	(280)
Occidental Petroleum Corp.	8	90.00	12/19/09	(144)
PACCAR, Inc.	8	42.00	12/19/09	(40)
PepsiCo, Inc.	13	65.00	1/16/10	(520)
Pfizer, Inc.	40	19.00	12/19/09	(600)
PG&E Corp.	8	45.00	12/19/09	(60)
Philip Morris International, Inc.	11	55.00	12/19/09	(28)
PNC Financial Services Group, Inc.	6	60.00	1/16/10	(1,080)
Procter & Gamble Co.	7	60.00	12/19/09	(1,897)
Procter & Gamble Co.	10	65.00	1/16/10	(730)
Prudential Financial, Inc.	12	55.00	1/16/10	(1,560)
QUALCOMM, Inc.	9	45.00	1/16/10	(1,431)
Schlumberger, Ltd.	6	75.00	12/19/09	(18)
Schlumberger, Ltd.(3)	6	70.00	1/16/10	(660)
United States Steel Corp.	5	46.00	1/16/10	(1,200)
Walt Disney Co. (The)	10	32.50	1/16/10	(200)
Wells Fargo & Co.	32	31.00	1/16/10	(1,536)

Total Covered Call Options Written
(premiums received $49,544)				$(40,672)

Other Assets, Less Liabilities — 5.6%				$326,961

Net Assets — 100.0%				$5,855,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at November 30, 2009 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	At November 30, 2009, a portion of this written call option was uncovered in violation of the Fund’s investment restrictions. The violation was subsequently cured in December 2009 at no loss to the Fund.

See notes to financial statements

8

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2009

Assets

Investments, at value (identified cost, $4,579,500)	$5,568,878
Cash	278,383
Dividends receivable	11,748
Receivable for investments sold	62,890
Receivable for Fund shares sold	5,716
Tax reclaims receivable	1,102
Receivable from affiliates	46,106

Total assets	$5,974,823

Liabilities

Written options outstanding, at value (premiums received, $49,544)	$40,672
Payable for investments purchased	397
Payable for Fund shares redeemed	92
Payable to affiliates:
Investment adviser fee	4,133
Administration fee	689
Distribution and service fees	1,005
Trustees’ fees	143
Accrued expenses	72,525

Total liabilities	$119,656

Net Assets	$5,855,167

Sources of Net Assets

Paid-in capital	$5,644,099
Accumulated net realized loss	(787,265)
Net unrealized appreciation	998,333

Total	$5,855,167

Class A Shares

Net Assets	$2,433,858
Shares Outstanding	332,595
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.77

Class C Shares

Net Assets	$757,752
Shares Outstanding	103,333
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.33

Class I Shares

Net Assets	$2,663,557
Shares Outstanding	363,329
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
November 30, 2009

Investment Income

Dividends (net of foreign taxes, $2,356)	$112,827

Total investment income	$112,827

Expenses

Investment adviser fee	$44,839
Administration fee	7,473
Distribution and service fees
Class A	3,278
Class C	2,099
Trustees’ fees and expenses	784
Custodian fee	98,929
Transfer and dividend disbursing agent fees	5,265
Legal and accounting services	14,163
Printing and postage	22,587
Registration fees	48,220
Miscellaneous	10,083

Total expenses	$257,720

Deduct —
Allocation of expenses to affiliates	$190,061

Total expense reductions	$190,061

Net expenses	$67,659

Net investment income	$45,168

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(623,634)
Written options	(18,131)
Foreign currency transactions	182
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0

Net realized loss	$(641,583)

Change in unrealized appreciation (depreciation) —
Investments	$1,718,842
Written options	12,032
Foreign currency	105

Net change in unrealized appreciation (depreciation)	$1,730,979

Net realized and unrealized gain	$1,089,396

Net increase in net assets from operations	$1,134,564

See notes to financial statements

9

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Period Ended
in Net Assets	November 30, 2009	November 30, 2008	(1)

From operations —
Net investment income	$45,168	$13,713
Net realized loss from investment transactions, written options, foreign currency transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	(641,583)	(145,553)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	1,730,979	(732,646)

Net increase (decrease) in net assets from operations	$1,134,564	$(864,486)

Distributions to shareholders —
From net investment income
Class A	$(12,537)	$(875)
Class C	(2,148)	(54)
Class I	(30,531)	(12,865)
Tax return of capital
Class A	(114,383)	(7,243)
Class C	(19,595)	(446)
Class I	(278,572)	(106,504)

Total distributions to shareholders	$(457,766)	$(127,987)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,761,927	$394,229
Class C	768,923	15,000
Class I	5,675,970	2,894,275
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	111,217	7,423
Class C	11,367	229
Class I	181,491	57,808
Cost of shares redeemed
Class A	(1,026,630)	(15,171)
Class C	(73,103)	—
Class I	(5,560,452)	(33,661)

Net increase in net assets from Fund share transactions	$2,850,710	$3,320,132

Net increase in net assets	$3,527,508	$2,327,659

Net Assets

At beginning of period	$2,327,659	$—

At end of period	$5,855,167	$2,327,659

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

10

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended		Period Ended
	November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.044		$0.033
Net realized and unrealized gain (loss)	1.126		(2.833)

Total income (loss) from operations	$1.170		$(2.800)

Less Distributions

From net investment income	$(0.059)		$(0.048)
Tax return of capital	(0.541)		(0.402)

Total distributions	$(0.600)		$(0.450)

Net asset value — End of period	$7.320		$6.750

Total Return(3)	18.67	%(4)	(28.75	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,434		$337
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.50%		1.50	%(7)
Net investment income	0.66%		0.58	%(7)
Portfolio Turnover	169%		34	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 3.81% and 8.90% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(7)	Annualized.

See notes to financial statements

11

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Year Ended		Period Ended
	November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.023)		$(0.013)
Net realized and unrealized gain (loss)	1.157		(2.836)

Total income (loss) from operations	$1.134		$(2.849)

Less Distributions

From net investment income	$(0.055)		$(0.043)
Tax return of capital	(0.499)		(0.358)

Total distributions	$(0.554)		$(0.401)

Net asset value — End of period	$7.330		$6.750

Total Return(3)	17.95	%(4)	(29.15	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$758		$12
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.25%		2.25	%(7)
Net investment loss	(0.33)%		(0.19	)%(7)
Portfolio Turnover	169%		34	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 3.81% and 8.90% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(7)	Annualized.

See notes to financial statements

12

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended		Period Ended
	November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.070		$0.054
Net realized and unrealized gain (loss)	1.124		(2.842)

Total income (loss) from operations	$1.194		$(2.788)

Less Distributions

From net investment income	$(0.061)		$(0.050)
Tax return of capital	(0.553)		(0.412)

Total distributions	$(0.614)		$(0.462)

Net asset value — End of period	$7.330		$6.750

Total Return(3)	19.05	%(4)	(28.66	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,664		$1,979
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.25%		1.25	%(7)
Net investment income	1.07%		0.79	%(7)
Portfolio Turnover	169%		34	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 3.81% and 8.90% of average daily net assets for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(7)	Annualized.

See notes to financial statements

13

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing covered call options on a portion of its common stock portfolio and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

14

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $528,989 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2016 ($79,589) and November 30, 2017 ($449,400).

As of November 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or

15

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended November 30, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008 was as follows:

	Year Ended	Period Ended
	November 30, 2009	November 30, 2008

Distributions declared from:
Ordinary income	$45,216	$13,794
Tax return of capital	$412,550	$114,193

During the year ended November 30, 2009, accumulated net realized loss was increased by $48 and accumulated distributions in excess of net investment income was decreased by $48 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and distributions from real estate investment trusts. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(528,989)
Net unrealized appreciation	$740,057

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to wash sales.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the year ended November 30, 2009, the investment adviser fee amounted to $44,839 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2010. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $190,061 in total of the Fund’s operating expenses for the year ended November 30, 2009. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended November 30, 2009, the administration fee amounted to $7,473.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended November 30, 2009, EVM earned $165 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,768 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2009. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the year ended November 30, 2009, the Fund realized a loss of $275 due to the sale of an investment security not meeting investment guidelines, and was reimbursed for such loss by EVM.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not

16

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2009 amounted to $3,278 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended November 30, 2009, the Fund paid or accrued to EVD $1,578 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At November 30, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $31,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended November 30, 2009 amounted to $521 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended November 30, 2009, the Fund was informed that EVD received approximately $70 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,238,290 and $8,036,631, respectively, for the year ended November 30, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended	Period Ended
Class A	November 30, 2009	November 30, 2008(1)

Sales	414,778	50,515
Issued to shareholders electing to receive payments of distributions in Fund shares	16,578	1,167
Redemptions	(148,641)	(1,802)

Net increase	282,715	49,880

	Year Ended	Period Ended
Class C	November 30, 2009	November 30, 2008(1)

Sales	110,572	1,692
Issued to shareholders electing to receive payments of distributions in Fund shares	1,603	28
Redemptions	(10,562)	—

Net increase	101,613	1,720

17

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	Year Ended	Period Ended
Class I	November 30, 2009	November 30, 2008(1)

Sales	866,242	291,180
Issued to shareholders electing to receive payments of distributions in Fund shares	28,370	6,560
Redemptions	(824,447)	(4,576)

Net increase	70,165	293,164

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

At November 30, 2009, an affiliate of EVM owned 25.4% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,837,776

Gross unrealized appreciation	$742,510
Gross unrealized depreciation	(11,408)

Net unrealized appreciation	$731,102

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at November 30, 2009 is included in the Portfolio of Investments.

Written call options activity for the year ended November 30, 2009 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	256	$18,443
Options written	6,578	416,632
Options terminated in closing purchase transactions	(3,070)	(196,577)
Options exercised	(99)	(3,413)
Options expired	(3,025)	(185,541)

Outstanding, end of year	640	$49,544

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective December 1, 2008. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 30, 2009 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	$40,672

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

18

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended November 30, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Written Options	$(18,131)	$12,032

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2009.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$485,693	$—		$—	$485,693
Consumer Staples	587,366	63,307		—	650,673
Energy	650,625	—		—	650,625
Financials	807,893	—		—	807,893
Health Care	706,920	—		—	706,920
Industrials	593,540	—		—	593,540
Information Technology	1,142,624	—		—	1,142,624
Materials	223,012	—		—	223,012
Telecommunication Services	149,651	—		—	149,651
Utilities	158,247	—		—	158,247

Total Common Stocks	$5,505,571	$63,307	*	$—	$5,568,878

Total Investments	$5,505,571	$63,307		$—	$5,568,878

Liability Description

Covered Call Options Written	$(40,672)	$—		$—	$(40,672)

Total	$(40,672)	$—		$—	$(40,672)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the year ended November 30, 2009, events and transactions subsequent to November 30, 2009 through January 19, 2010, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

19

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Enhanced Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009, the results of its operations for the year then ended, and the change in its net assets and the financial highlights for the year then ended and the period from the start of business, February 29, 2008, to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2010

20

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $108,307, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2009 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

22

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into consideration the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser, Sub-adviser and their respective affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

23

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (February 2008) through September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the period since inception through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

24

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM and BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

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Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Michael A. Allison 10/26/64	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 22 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President	Since 2006	Vice President of EVM and BMR since January, 2005. Previously, Director-Real Estate Equities and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004). Officer of 15 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 16 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 20 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 16 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Officer of 16 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President	Since 2006	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 23 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

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Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-262-1122.

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Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Enhanced Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122

3242-1/10	EEOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund(s)”) are the series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This form N-CSR relates to the Funds’ annual reports.
The following tables represent the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended November 30, 2008 and November 30, 2009 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Enhanced Equity Option Income Fund

Period Ended	11/30/08*	11/30/09

Audit Fees	$16,035	$21,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$4,800	$5,750
All Other Fees(3)	$0	$2,500

Total	$20,835	$29,800

*	Fund commenced investment operations on 2/29/08.
Eaton Vance Risk-Managed Equity Option Income Fund

Period Ended	11/30/08*	11/30/09

Audit Fees	$16,035	$26,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$4,800	$7,200
All Other Fees(3)	$0	$2,500

Total	$20,835	$37,750

*	Fund commenced investment operations on 2/29/08.

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The various Series comprising the Trust have differing fiscal year ends (November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series for the last two fiscal years of each series.

Fiscal Years
Ended	12/31/07	11/30/08	12/31/08	11/30/09

Audit Fees	$277,590	$32,070	$282,565	$47,600
Audit-Related Fees(1)	0	0	0	0
Tax Fees(2)	$121,090	$9,600	$130,270	$12,950
All Other Fees(3)	0	0	0	$5,000

Total	$398,680	$41,670	$412,835	$65,550

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Funds’ fiscal years ended November 30, 2008 and November 30, 2009, the fund was billed $40,000 by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Funds by each Fund’s respective principal accountant for the last two fiscal years of each Funds; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Fund’s respective principal accountant for the last two fiscal years of each Fund.

Fiscal Years	12/31/07	11/30/08	12/31/08	11/30/09
Ended	D&T	D&T	D&T	D&T

Registrant(1)	$121,090	$9,600	$130,270	$17,950
Eaton Vance(2)	$281,446	$345,473	$345,473	$260,717

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.

Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date: January 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 15, 2010

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	January 15, 2010